Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Trading Symbol	LAC
Entity Registrant Name	LITHIUM AMERICAS CORP.
Entity Central Index Key	0001966983
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares without par value
Security Exchange Name	NYSE
Entity File Number	001-41788
Entity Incorporation, State or Country Code	A1
Entity Address, Country	CA
Entity Address, Address Line One	400 - 900 West Hastings Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 1E5
Document Annual Report	true
Document Transition Report	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Document Shell Company Report	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, British Columbia, Canada
Auditor Firm ID	271
Entity Common Stock, Shares Outstanding	161,778,274
Amendment Description	On March 18, 2024, Lithium Americas Corp. (the “Company”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “Original Form 20-F”). This Amendment No. 1 (the “Amendment”) amends the Original Form 20-F solely to revise the consent of our independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), filed originally as Exhibit 15.10 of the Original Form 20-F. The consent included in the Original Form 20-F inadvertently omitted the signature of PwC. The revised consent of PwC is filed hereto as Exhibit 15.1. In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company is including the certifications required under the Sarbanes-Oxley Act of 2002 in Item 19 of this Amendment. Other than with respect to the foregoing, this Amendment speaks as of the filing date of the Original Form 20-F and does not reflect any other events occurring after the filing of the Original Form 20-F. No revisions are being made to the Company’s financial statements or any other disclosure contained in the Original Form 20-F. This Amendment does not otherwise update any other exhibits as originally filed.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	400 - 900 West Hastings Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 1E5
City Area Code	778
Local Phone Number	656-5820
Contact Personnel Name	Edward Grandy